Vanguard Global Capital Cycles Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Spliced Global Capital Cycles Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	37.21%	12.01%	15.39%
S&P Global BMI Metals & Mining 25% Weighted Index (USD) NTR (Custom) (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	37.21%	12.01%
MSCI ACWI Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	65.92%	19.90%	15.06%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	64.91%	19.10%	14.43%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	39.73%	16.05%	12.54%